Marketable securities	12 Months Ended
Dec. 31, 2021
Marketable Securities
Marketable securities

5.	Marketable securities

Comprise financial assets measured at fair value through profit or loss.

 Schedule of marketable securities

	2021	2020

FUNCINE (i)	11,508	7,061
Fundo Soberano (ii)	9,624	5,220
FIC: (iii)
Government bonds (iv)	2,975,613	1,345,797
CDB (v)	40,496	17,370
Financial bills (vi)	703,118	292,500
Other (vii)	839,169	409,551
	4,579,528	2,077,499

Current portion	(4,568,020)	(2,070,438)
Non-current portion	11,508	7,061

(i)	As of December 2017, the Company, with the aim of using tax deductibility benefit for income tax and social contribution purposes, started investing in the National Film Industry Financing Fund (FUNCINE). The average remuneration in 2021 is -0.06% p.a. (-3.34% p.a. on December 31, 2020).
(ii)	Fundo Soberano is composed only of federal government bonds. The average remuneration in 2021 is 95.13% (87.71% on December 31, 2020) of the variation of the interbank deposit certificate – CDI.
(iii)	In August 2017, the Company invested in open FIC's (Quota Investment Fund). Funds are mostly made up of federal government bonds and papers from top-tier financial institutions. The average remuneration in 2021 of the FICs was 122.76% (112.72% on December 31, 2020) of the variation of the Interbank Deposit Certificate – CDI.
(iv)	Government bonds are fixed income financial instruments issued by the National Treasury to finance the activities of the Federal Government.
(v)	The CDB operations are emitted by the banks with the commitment of stock buyback by the bank itself and with predetermined taxes.
(vi)	The Financial bills is a fix income tittle emitted by financial institutions with the objective of a long-term fund raising
(vii)	Is represented by: Debentures, FIDC, commercial notes, promissory notes, bank credit note.